ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

1. ORGANIZATION AND NATURE OF OPERATIONS

ReneSola Ltd was incorporated in the British Virgin Island on March 17, 2006. On January 29, 2008, the ReneSola Ltd and its subsidiaries (collectively, the “Company”) became listed on the New York Stock Exchange (“NYSE”) in the United States. The Company was principally engaged in the manufacture and sale of solar power products including virgin polysilicon, monocrystalline and multi crystalline solar wafers and photovoltaic (“PV”) cells and modules. From 2012, the Company began entering into arrangements to develop commercial solar power projects, or project assets, which consists primarily of solar power project development, and Engineering, Procurement and Construction (“EPC”) services. On September 29, 2017, the Company announced that it completed restructuring to dispose of its manufacturing business (including polysilicon, solar wafer, solar cell and solar module manufacturing) and LED distribution business to a related party to help the Company transform its business model to focus on its solar power project business. After the completion of business restructuring in September 2017, the Company has become a solar project developer and operator, a pure solar downstream player with robust pipeline projects around the world. The Company develops and sells solar power projects or sells project SPVs (project development business), and own and operate solar power projects and sell the electricity generated by the operated solar power plants (IPP business).